Fair Value and Fair Value Hierarchy of Financial Instruments	12 Months Ended
Dec. 31, 2022
Disclosure of detailed information about financial instruments [abstract]
Fair Value and Fair Value Hierarchy of Financial Instruments

31.	FAIR VALUE AND FAIR VALUE HIERARCHY OF FINANCIAL INSTRUMENTS
The carrying amounts and fair values of the Group’s financial instruments measured at fair value are as follows:

	Carrying amounts		Fair values
	As of December 31,		As of December 31,
	2021	2022	2021	2022
	HK$	HK$	HK$	HK$
Financial assets
Financial assets at fair value through profit or loss	2,786,027,085	1,523,195,334	2,786,027,085	1,523,195,334
Derivative financial asset s	969,894,519	1,443,134,162	968,386,750	1,443,214,318

	3,755,921,604	2,966,329,496	3,754,413,835	2,966,409,652

Financial liabilities
Derivative financial liability	13,752,673	—	13,752,673	—

Management has assessed that the fair values of cash and bank balances, restricted cash, accounts receivable, financial assets included in prepayments, deposits and other receivables, amount due from immediate holding company, other assets, accounts payable, financial liabilities included in other payables and accruals, bank borrowings and convertible bond, approximate to their carrying amounts largely due to the short-term maturities of these instruments or repayable on demand, or that they are interest-bearing at market rates.
The Group’s finance department headed by the finance director is responsible for determining the policies and procedures for the fair value measurement of financial instruments. The finance director reports directly to the chief financial officer. At each reporting date, finance department analyzes the movements in the values of financial instruments and determines the major inputs applied in the valuation. The valuation is reviewed and approved by the chief financial officer.
The valuation procedures applied include consideration of recent transactions in the same security or financial instrument, recent financing of the investee companies, economic and market conditions, current and projected financial performance of the investee companies, and the investee companies’ management team as well as potential future strategies to realize the investments.
The fair values of the financial assets and liabilities are included at the amount at which the instrument could be exchanged in a current transaction between willing parties, other than in a forced or liquidation sale. The following methods and assumptions were used to estimate the fair values:
As of December 31, 2021 and 2022, the fair values of listed equity investments, including the stock loan, were based on quoted market prices.
The valuation methodologies for material unlisted equity securities and movie income right investments are set out in Note 3 to the consolidated financial statements.
The fair value of the derivative financial assets in relation to the Agreements was estimated using the MCS and was determined based on significant observable and unobservable inputs including the current stock price, dividend yield, risk-free rate, volatility of the underlying equity securities and the credit rating of the counterparty on the valuation date. MCS is a financial model that is commonly used to simulate variables that are highly unpredictable. The valuations performed using the MCS require management to estimate the volatility of the underlying equity securities and the credit rating of the counterparty and hence the valuations are subject to estimation uncertainty. The Group classifies the fair value of derivative financial assets in relation to the Agreement as Level 3. The management believed that the estimated fair values resulting from the valuation technique were reasonable. The accounting policy of the day 1 profit or loss arising from the difference between the transaction price and the fair value upon initial recognition is disclosed in Note 2.4 to the consolidated financial statements.

The fair value of the conversion option embedded in the convertible bond is calculated based on the difference of the fair value of convertible bond as a whole using binomial method, and the fair value of the loan using the discounted cash flow method. The valuation of the fair value of convertible bond as a whole requires the Group to determine credit spread, discount rate, liquidity spread and volatility.
Below is summary of significant unobservable inputs to valuation of financial instruments together with a quantitative sensitivity analysis as of December 31, 2021:

	Valuation technique	Significant unobservable input	Range or estimate	Sensitivity of value to the input
Unlisted equity investment Investment D	Multiple/ EVA	Equity volatility	75.29%	5% increase/decrease in volatility results in decrease/increase in fair value by 0%/ 0%
		Median Forward P/E multiple of peers	2.10	5% increase/decrease in P/E multiple results in increase/decrease in fair value by 0%/1.9%
Unlisted equity investment Investment E	Multiple/ EVA	Equity volatility	48.52%	5% increase/decrease in volatility results in decrease/increase in fair value by 1.3%/1.3%
		Median Forward P/E multiple of peers	18.97	5% increase/decrease in P/E multiple results in increase/decrease in fair value by 4.2%/4.3%
Unlisted equity investment Investment F	Multiple/ EVA	Average P/E multiple of peers	61.29	5% increase/decrease in P/E multiple results in increase/decrease in fair value by 5.0%/5.0%
		Discount of lack of marketability	45%	5% increase/decrease in discount of lack of marketability results in decrease/increase in fair value by 4.1%/4.1%
Unlisted equity investment Investment H	Net asset value method	Net asset value	Note (a)	5% increase/decrease in net asset value results in increase/decrease in fair value by 5.0%/5.0%
Derivative financial assets in relation to the Agreements	MCS	Volatility of Underlying Assets	35.95%	5% increase/decrease in volatility results in increase/decrease in fair value by 0.06%
Derivative financial liability	Binomial option pricing model	Volatility	46.21%	5% increase/decrease in volatility results in increase/decrease in fair value by 0.07%/0.13%
		Discount rate	12.52%	5% increase/decrease in discount rate results in decrease/increase in fair value by 0.70%/0.71%

Below
is summary of significant unobservable inputs to valuation of financial instruments together with a quantitative sensitivity analysis as of December 31, 2022:

	Valuation technique	Significant unobservable input	Range or estimate	Sensitivity of value to the input
Unlisted equity investment Investment H	Net asset value method	Net asset value	Note (a)	5% increase/decrease in net asset value results in increase/decrease in fair value by 5.0%/5.0%

Unlisted equity investment Investment I	Multiple/EVA	Equity volatility	69.60%	5% increase/decrease in volatility results in decrease/increase in fair value by 0.0%/0.0%

Movie income right investments	Income approach	Discount rate	10.40%-12.59%	5% increase/decrease in the discount rate results in decrease/increase in fair value by 5.0%/5.0%

Derivative financial assets in relation to the Agreements	MCS	Volatility of Underlying Assets	49.78%	5% increase/decrease in volatility results in increase/decrease in fair value by 0.1%/0.1%
Note:
(a)
The fair value is derived from the net asset value of Investment H that is mostly attributable from its underlying property investments with their fair value being measured by income approach. The directors of the Company considered that remaining assets or liabilities in Investment H are not significant to the amount of overall investment and approximated to their fair value.

Fair Value Hierarchy
The following tables illustrate the fair value measurement hierarchy of the Group’s financial instruments:
Assets measured at fair value
:

	Fair value measurement using
	Quoted prices in active markets (Level 1)	Observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
	HK$	HK$	HK$	HK$
As of December 31, 2021
Financial assets at fair value through profit or loss	1,055,407,260	21,525,064	1,709,094,761	2,786,027,085
Derivative financial asset	—	—	969,894,519	969,894,519

	1,055,407,260	21,525,064	2,678,989,280	3,755,921,604

As of December 31, 2022
Financial assets at fair value through profit or loss	861,455,286	33,804,838	627,935,210	1,523,195,334
Derivative financial assets	—	137,877,845	1,305,256,317	1,443,134,162

	861,455,286	171,682,683	1,933,191,527	2,966,329,496

Liability measured at fair value
:

	Fair value measurement using
	Quoted prices in active markets (Level 1)	Observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
	HK$	HK$	HK$	HK$
As of December 31, 2021
Derivative financial liabilities	—	—	13,752,673	13,752,673

During the year ended December 31, 2021, the valuation technique for the fair value of Investment F has been changed due to the lack of recent transaction pric
e. Upon the completion of acquisition of majority stake of AMTD Digital in 2022, t he original investment in AMTD Digital was
derecognized
 upon the consolidation of AMTD Digital. During the year ended December 31, 2021 and 2022, there were no transfers of fair value measurements between Level 1 and Level 2. Transfers between levels of the fair value hierarchy are deemed to occur at the end of each reporting period.

The movements in fair value measurements within Level 3 during the years are as follow:

	For the year ended December 31,
	2020	2021	2022
	HK$	HK$	HK$
Financial assets at fair value through profit or loss:
At January 1,	322,697,916	299,855,685	1,709,094,761
Addition	—	163,180,000	169,303,189
Disposal	—	(196,036,584)	(354,050,259)
Transfer (Note 3)	—	1,120,244,487	11,630,000
Derecognition (Note 34(a))	—	—	(1,271,643,878)
Receipt of investment return	—	—	(20,899,338)
Total (losses) gains in profit or loss	(22,842,231)	321,851,173	384,500,735

At December 31,	299,855,685	1,709,094,761	627,935,210

The total profits for the year included an unrealized gain of HK$216,520,744 relating to level 3 financial assets at FVTPL that are measured at fair value held as at December 31, 202
2
 (Unrealized gain of HK$321,851,173
and unrealized loss of HK$22,842,231 as at December 31, 2021 and 2020, respectively). Fair value gains or losses on financial assets at FVTPL are included in the “Net fair value changes on financial assets at fair value through profit or loss (except derivative financial assets)” line item.

Included in the total (losses) gains in profit or loss for the year ended December 31, 2022 is HK$168,063,704 relating to gain from disposal of financial assets at fair value through profit or loss.

	For the year ended December 31,
	2021	2022
	HK$	HK$
Derivative financial assets in relation to the Agreements (Note 14):
At January 1,	1,023,902,566	969,894,519
Recognition of day 1 profit or loss deferred on inception of contract, renegotiation and extension	14,591,113	15,588,500
Net fair value gains recognized in profit or loss	(68,599,160)	331,293,928
Gain related to disposed investment	—	3,786,355
Partial settlement	—	(15,306,985)

At December 31,	969,894,519	1,305,256,317

	For the year ended December 31,
	2021	2022
	HK$	HK$

Derivative financial liability (Note 25):
At January 1,	12,954,313	13,752,673
Net fair value changes recognized in profit or loss	798,360	(13,347,266)
Converted into class A shares	—	(405,407)

At December 31,	13,752,673	—